Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes assets and liabilities measured at fair value on a recurring basis at June 30, 2014 (in millions):

Assets	Balance Sheet Caption	Fair Value Measures Using
		Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$27	$—	$—	$27
Interest rate swap agreements	Other assets	—	1	—	1
Currency forward contracts	Prepaid expenses and other current assets	—	5	—	5

Total		$27	$6	$—	$33

Liabilities
Interest rate swap agreements	Accrued Expenses	$—	$3	$—	$3

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2013 (in millions):

Assets	Balance Sheet Caption	Fair Value Measures Using
		Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$407	$—	$—	$407
Interest rate swap agreements	Other assets	—	4	—	4
Currency forward contracts	Prepaid expenses and other current assets	—	2	—	2

Total		$407	$6	$—	$413

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2013 (in millions):

		Fair Value Measures Using
	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$407	$—	$—	$407
Interest rate swap agreements	Other assets	—	4	—	4
Currency forward contracts	Prepaid expenses and other current assets	—	2	—	2

Total		$407	$6	$—	$413

The following table summarizes assets and liabilities measured at fair value on a recurring basis at December 31, 2012 (in millions):

		Fair Value Measures Using
Assets	Balance Sheet Caption	Level 1	Level 2	Level 3	Total
Money market funds	Cash and cash equivalents	$227	$—	$—	$227
Currency forward contracts	Prepaid expenses and other current assets	—	4	—	4

Total		$227	$4	$—	$231

Liabilities		Level 1	Level 2	Level 3	Total
Interest rate swap agreements	Accrued expenses	$—	$4	$—	$4

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

The following table summarizes assets and liabilities measured at fair value on a non-recurring basis at March 31, 2014 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Trade name	$—	$—	$672

The following table summarizes assets and liabilities included in discontinued operations measured at fair value on a non-recurring basis at December 31, 2012 (in millions):

	Fair Value Measures Using
	Level 1	Level 2	Level 3
Assets
Goodwill	$—	$—	$529

Carrying Amount and Estimated Fair Value of Debt, Including Current Portion and Excluding Interest Rate Swaps

The following table presents the carrying amount and estimated fair value of the Company’s debt, including the current portion and excluding the interest rate swaps, as of December 31, 2013 and June 30, 2014 (in millions):

	December 31, 2013		June 30, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$3,530	$3,548	$2,458	$2,464
Fixed rate debt	2,862	3,024	2,213	2,357

The following table presents the carrying amount and estimated fair value of the Company’s debt, including current portion and excluding the interest rate swaps (in millions):

	December 31, 2012		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Floating rate debt	$3,803	$3,826	$3,530	$3,548
Fixed rate debt	2,859	3,023	2,862	3,024